TAXATION - Tax assessments (Details) Rp in Millions, $ in Millions																										1 Months Ended														2 Months Ended	4 Months Ended	12 Months Ended						74 Months Ended
	Dec. 16, 2019 IDR (Rp)	Nov. 14, 2019 IDR (Rp)	Nov. 13, 2019 IDR (Rp)	Aug. 28, 2019 IDR (Rp)	Aug. 21, 2019 IDR (Rp)	Aug. 01, 2019 IDR (Rp)	Jun. 27, 2019 IDR (Rp)	May 31, 2019 IDR (Rp)	Aug. 24, 2018 IDR (Rp)	Jul. 18, 2018 IDR (Rp)	Jun. 07, 2018 IDR (Rp)	Oct. 19, 2017 IDR (Rp)	Aug. 02, 2017	Jul. 24, 2017 IDR (Rp)	May 09, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Apr. 05, 2017	Apr. 04, 2017 IDR (Rp)	Mar. 01, 2017 IDR (Rp)	Aug. 19, 2016 IDR (Rp)	May 03, 2016 IDR (Rp)	Mar. 17, 2016 IDR (Rp)	Feb. 15, 2016 IDR (Rp)	Oct. 21, 2014 IDR (Rp)	May 24, 2012 IDR (Rp)	Jul. 31, 2019 IDR (Rp)	Apr. 30, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Oct. 31, 2018 IDR (Rp)	Sep. 30, 2018 IDR (Rp)	Jul. 31, 2018 IDR (Rp)	May 22, 2018 IDR (Rp)	Sep. 30, 2017 IDR (Rp)	May 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2014 IDR (Rp)	Nov. 30, 2014 IDR (Rp)	Dec. 31, 2013 IDR (Rp)	Nov. 30, 2013 IDR (Rp)	Jun. 30, 2012 IDR (Rp)	Nov. 30, 2017 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2014 IDR (Rp)	Dec. 31, 2013 IDR (Rp)	Apr. 05, 2017 IDR (Rp)	Sep. 24, 2019 IDR (Rp)	Aug. 23, 2019 IDR (Rp)	Aug. 20, 2019 IDR (Rp)	Aug. 31, 2018 IDR (Rp)	Oct. 17, 2017 IDR (Rp)	Feb. 06, 2017 IDR (Rp)	Nov. 30, 2016 IDR (Rp)
TAXATION
Current																																										$ 765	Rp 10,619,000.0	Rp 9,432,000.0	Rp 11,357,000.0
VAT 2007
TAXATION
Refund tax received																																	Rp 116,000.0
Remaining amount used to compensate withholding tax article 21																																	Rp 5,000.0
Corporate income tax 2016
TAXATION
Tax credited to profit and loss											Rp 15,300.0
Corporate income taxes 2017
TAXATION
Underpayment of tax		Rp 957,000.0
Underpayment of penalty		300.0
Refund tax received		292,300.0
VAT on tax collected		1,200.0
SKPKB and STP Of VAT On Tax Collected
TAXATION
Refund tax received		2,100.0
VAT on taxable services from foreign countries
TAXATION
Underpayment of tax																			Rp 1,800.0
The company
TAXATION
Corporate income tax																																											1,201,000.0	80,000.0
Current																																											1,272,000.0	236,000.0	586,000.0
Recalculated input tax credit																					Rp 35,200.0
The company | VAT 2007
TAXATION
Underpayment of tax																																							Rp 142,000.0
Tax charged to profit or loss																																							22,000.0
Penalty charged to profit or loss																																							10,000.0
Claim for tax refund																																							120,000.0
Claim for tax refund - Penalty																																							Rp 39,000.0
VAT rate													0
The company | VAT 2011
TAXATION
Underpayment of tax																		Rp 73,900.0						Rp 182,500.0																								Rp 104,000.0
Underpayment of penalty																								60,000.0
Tax charged to profit or loss																								4,700.0
Penalty charged to profit or loss																								2,000.0
Claim for tax refund																								177,900.0
Claim for tax refund - Penalty																								58,000.0
VAT rate																	0
Refund tax received					Rp 44,000.0																													Rp 73,900.0
Remaining amount used to compensate STP																																														Rp 14,000.0	Rp 59,900.0
The company | Corporate income tax 2011
TAXATION
Underpayment of tax																								2,800.0
Underpayment of penalty																								Rp 929.0
The company | Corporate income tax 2012
TAXATION
Underpayment of tax	Rp 29,600.0											Rp 496,400.0									991,600.0
Underpayment of penalty	9,600.0											161,000.0									321,600.0
Recalculated input tax credit																					613.3
The company | Field tax audit 2016
TAXATION
Refund tax received																															Rp 882,700.0
Remaining amount used to compensate STP																															39,900.0
Remaining amount used to compensate VAT																															31,900.0
Remaining amount used to compensate withholding tax article 21																															300.0
Remaining amount used to compensate withholding tax article 23																															556.0
Tax collection amount											10,500.0
VAT on tax collected																															Rp 7,100.0
Amount of objection filed for VAT international incoming call interconnection services																																																				Rp 151,700.0
Amount of objection filed STP for VAT																																																				Rp 30,300.0
The company | Corporate income tax 2016
TAXATION
Overpayment of tax											15,300.0
Current											99,100.0
The company | Corporate income taxes 2017
TAXATION
Income tax corrections		1,500.0
Corporate income tax		100.0	Rp 294,400.0
Overpayment of tax			Rp 294,500.0
The company | 2017 SKPLB of VAT
TAXATION
Corporate income tax		746,900.0
Overpayment of tax		748,300.0
The company | Input Tax
TAXATION
Corporate income tax		1,400.0
The company | SKPKB of Withholding Tax Article 21
TAXATION
Underpayment of tax		1,800.0
Underpayment of penalty		Rp 500.0
The company | Corporate Income Taxes 2018
TAXATION
Claim for tax refund																																											102,700.0
The company | VAT 2016
TAXATION
Refund tax received																											Rp 151,700.0
Remaining amount used to compensate STP																										Rp 1.9
Overpayment of tax											922,700.0
Tax collection amount											1,700.0
The company | VAT 2016 on tax collected
TAXATION
Tax collection amount											7,100.0
The company | VAT on free gifts
TAXATION
Tax collection amount											7,300.0
The company | VAT on transfer asset
TAXATION
Tax collection amount											1,200.0
The company | VAT 2012
TAXATION
Underpayment of tax	51,100.0											429,300.0									467,000.0							Rp 419,400.0		Rp 9,900.0
Underpayment of penalty	17,500.0											141,200.0									153,500.0							Rp 138,000.0		Rp 3,200.0
The company | VAT on taxable services from foreign countries
TAXATION
Underpayment of tax																			1,800.0		1,200.0
Underpayment of penalty																			Rp 600.0		392.0
Tax collection amount										Rp 76,000.0
Sought value																																Rp 54,600.0
The company | VAT 2012 on tax collected
TAXATION
Underpayment of tax															Rp 4,400.0						57,000.0
Underpayment of penalty															Rp 1,400.0						18,500.0
The company | VAT on tax collected two
TAXATION
Underpayment of tax																					37,500.0
The company | Withholding tax Article 21
TAXATION
Underpayment of tax	52,400.0											20,700.0									16,200.0
Underpayment of penalty	17,000.0											6,700.0									5,300.0
The company | Final Withholding tax Article 21
TAXATION
Underpayment of tax												23,800.0									1,200.0
Underpayment of penalty												7,700.0									407.0
The company | Withholding tax Article 23
TAXATION
Underpayment of tax	1,400.0											115,700.0									63,500.0
Underpayment of penalty	400.0											37,500.0									20,600.0
The company | Withholding tax Article 4(2)
TAXATION
Underpayment of tax	1,300.0											25,000.0									25,000.0
Underpayment of penalty	400.0											8,100.0									8,100.0
The company | Withholding tax Article 26
TAXATION
Underpayment of tax	802,600.0											197,600.0									197,600.0
Underpayment of penalty	Rp 260,300.0											Rp 64,100.0									64,000.0
Overpayment of tax											556.7
Recalculated input tax credit																					Rp 311.5
Refund penalty received											Rp 180.5
The company | Corporate income tax 2015
TAXATION
Overpayment of tax																Rp 147,000.0
Amount accepted																																											17,000.0
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.																																											42,000.0
Sought value														Rp 210,500.0
The company | VAT 2015
TAXATION
Underpayment of tax																13,000.0																											13,000.0
Underpayment of penalty																4,100.0
Tax collection amount																34,000.0
The company | VAT 2015 on tax collected
TAXATION
Underpayment of tax																6,000.0																											5,900.0
Underpayment of penalty																1,500.0
Tax collection amount																7,000.0
The company | VAT 2015 on taxable services from foreign countries
TAXATION
Underpayment of tax																55,300.0
Underpayment of penalty																16,800.0
Tax collection amount																Rp 8,000.0
Sought value														Rp 55,000.0
The company | STP for VAT on tax collected
TAXATION
Underpayment of tax																																											7,700.0
The company | VAT 2014
TAXATION
Claim for tax refund																																				Rp 86,700.0	Rp 129,000.0									Rp 86,700.0
Refund tax received									Rp 122,500.0																				Rp 80,800.0							Rp 122,500.0	Rp 84,400.0
The company | VAT 2014 on taxable services from foreign countries
TAXATION
Refund tax received																													Rp 3,600.0
Subsidiaries
TAXATION
Corporate income tax																																											9,344,000.0	9,193,000.0	10,766,000.0
Current																																											Rp 9,347,000.0	Rp 9,196,000.0	Rp 10,771,000.0
Telkomsel | VAT 2011
TAXATION
Underpayment of tax																						Rp 1,200.0
Underpayment of penalty																						Rp 392,000.0
Accepted claim for tax refund																																																						Rp 1,200.0
Telkomsel | Corporate income tax 2011
TAXATION
Underpayment of tax																							Rp 250,000.0
Underpayment of penalty																							Rp 81,100.0
Claim for tax refund																																																							Rp 1,200.0
Accepted claim for tax refund																																																					Rp 62,000.0	Rp 247,600.0
Rejected portion of objection letters																																									Rp 1,100.0
Decrease in tax refund																																			Rp 62,000.0
Telkomsel | SKPKB And STP Fiscal Year 2014
TAXATION
Claim for tax refund																																																			Rp 99,100.0
Payment of taxes							Rp 16,500.0
Amount Of objection filed																																																		Rp 134,100.0
Amount accepted								Rp 150,600.0
Penalty on damages accepted								Rp 54,600.0
Telkomsel | SKPKB And STP Fiscal Year 2015
TAXATION
Tax charged to profit or loss				Rp 34,600.0
Claim for tax refund				Rp 350,200.0
Amount Of objection filed																																																	Rp 350,200.0
Amount accepted						Rp 384,800.0
Penalty on damages accepted						Rp 128,600.0
Telkomsel | 2006 VAT and withholding taxes
TAXATION
Sought value																																						Rp 116,000.0
Telkomsel | 2006 VAT in Supreme court
TAXATION
Sought value																				Rp 108,000.0
Telkomsel | 2010 Income tax Article 25
TAXATION
Refund penalty received																																								Rp 15,700.0
Telkomsel | 2010 VAT
TAXATION
Underpayment of tax																									Rp 290,600.0
Underpayment of penalty																									Rp 67,000.0